SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Operating segments	2
Liquid investments maturity period	90 days
Minimum
Significant Accounting Policies [Line Items]
Warranty period	1 year
Maximum
Significant Accounting Policies [Line Items]
Warranty period	5 years
Truck and Other
Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 3.2	$ 3.5
Net charge-offs	$ 1.1	$ 0.2	$ 1.8
Property Subject to Operating Lease
Significant Accounting Policies [Line Items]
Lease and guarantee periods, minimum (in years)	3
Lease and guarantee periods, maximum (in years)	7
Estimated useful life of equipment, minimum (in years)	4
Estimated useful life of equipment, maximum (in years)	9
Financial Services | Loans Receivable | Minimum
Significant Accounting Policies [Line Items]
Receivable, collection period	36 months
Financial Services | Loans Receivable | Maximum
Significant Accounting Policies [Line Items]
Receivable, collection period	60 months
Financial Services | Finance Leases Financing Receivable | Minimum
Significant Accounting Policies [Line Items]
Origination cost, amortization period	36 months
Financial Services | Finance Leases Financing Receivable | Maximum
Significant Accounting Policies [Line Items]
Origination cost, amortization period	60 months